COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
26.	COMMITMENTS

(i)	Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. These leases expire through 2016 and are renewable upon negotiation. Rental expense under operating leases was $6,573, $8,889 and $13,340 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2011 are as follows:

2012	11,701
2013	6,766
2014	2,924
2015	2,601
2016	609

24,601

(ii)	Purchase commitments

As of December 31, 2011, $13,478 was contractually committed by the Group for the building construction project and leasehold improvements. $13,475 will be paid in 2012 and $3 will be paid in 2013.